Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 2,055,099	$ 1,942,427	$ 6,053,928	$ 5,779,384
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	527,345	539,907	1,615,713	1,595,007
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	302,407	270,073	868,753	831,660
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	448,428	405,171	1,267,750	1,100,118
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 776,919	$ 727,276	$ 2,301,712	$ 2,252,599